Financial Liabilities - Canadian Health Care Trust Notes - Additional Information (Detail) In Millions, unless otherwise specified		12 Months Ended							1 Months Ended			0 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Canadian Health Care Trust Notes [Member] USD ($)	Dec. 31, 2012 Canadian Health Care Trust Notes [Member] USD ($)	Dec. 31, 2011 Canadian Health Care Trust Notes [Member] USD ($)	Dec. 31, 2010 Canadian Health Care Trust Notes [Member] USD ($)	Dec. 31, 2010 Canadian Health Care Trust Notes [Member] CAD	Jan. 31, 2010 Canadian Health Care Trust Notes [Member] USD ($)	Jan. 31, 2010 Canadian Health Care Trust Notes [Member] CAD	Jul. 31, 2013 Canadian Health Care Trust Notes Tranche B [Member] USD ($)	Dec. 31, 2013 Canadian Health Care Trust Notes Tranche B [Member]	Dec. 31, 2012 Canadian Health Care Trust Notes Tranche B [Member]	Jan. 03, 2013 Canadian Health Care Trust Notes Tranche A [Member] USD ($)	Dec. 31, 2013 Canadian Health Care Trust Notes Tranche A [Member]	Dec. 31, 2012 Canadian Health Care Trust Notes Tranche A [Member]	Dec. 31, 2013 Canadian Health Care Trust Notes Tranche C [Member]	Dec. 31, 2012 Canadian Health Care Trust Notes Tranche C [Member]	Jul. 31, 2013 Canadian Health Care Trust Notes [Member] USD ($)	Jul. 31, 2012 Canadian Health Care Trust Notes [Member] USD ($)	Jun. 30, 2011 Canadian Health Care Trust Notes [Member] USD ($)	Dec. 31, 2012 Canadian HCT [Member] USD ($)	Dec. 31, 2011 Canadian HCT [Member] USD ($)
Debt Instrument [Line Items]
Secured Senior Notes Issued					$ 976	974
Accrued interest					80	80
Net Premium	655	(10)					31	31
Interest at a stated rate										9.00%	9.00%		9.00%	9.00%	7.50%	7.50%
Capitalized interest																	25	74	27
Scheduled payments									66
Payment applied to outstanding accrued interest									44			25								44	47
Previously capitalized interest									22			47
Payment made as calculated per terms of the agreement												117
Prepayment of principal amount												92
Remaining amounts applied to the stated principal		$ 45	$ 25	$ 26								$ 45